Investment in an Affiliate	12 Months Ended
Dec. 31, 2017
Equity Method Investments and Joint Ventures [Abstract]
Investment in an Affiliate:

9.Investment in an Affiliate:

- Ocean Rig:

On June 8, 2015, following an equity offering of Ocean Rig, the Company's ownership decreased to 47.2% and accordingly, the Company lost its controlling financial interest and deconsolidated Ocean Rig from its financial statements. From that date onwards, Ocean Rig was considered as an affiliated entity and not as a controlled subsidiary of the Company and the investment in Ocean Rig was accounted for under the equity method due to the Company's significant influence over Ocean Rig.

On June 8, 2015, based on the equity method, the Company recorded an investment in Ocean Rig of $514,047, which represented the fair value of the common stock that was held by the Company on such date, with a closing market price of $6.96 per share. The Company calculated a loss due to deconsolidation of $1,347,106, which was calculated as the fair value of the Company's equity method investment in Ocean Rig less the Company's 47.2% interest in Ocean Rig's net assets on June 8, 2015.

On August 13, 2015, following the repayment of the outstanding balance of $80,000 owed to Ocean Rig under the $120,000 Note and the transfer of 17,777,778 shares of Ocean Rig previously owned by the Company to Ocean Rig as full payment of the outstanding balance, the Company's interest in Ocean Rig decreased to 40.4%.

The Company's equity in the losses and capital transactions of Ocean Rig is shown in the accompanying consolidated statements of income for the year ended December 31, 2015, as "Losses of affiliated companies" and amounted to $349,872, including $310,468 of impairment in Ocean Rig investment.

As at December 31, 2015, the Company's investment in Ocean Rig had a carrying value of $401,878, while the market value of the investment was $91,410. Based on the relevant guidance provided by U.S. GAAP, the Company concluded that the investment in Ocean Rig was impaired and that the impairment was other than temporary. Therefore the investment in Ocean Rig was written down to its fair value and a loss of $310,468 was recognized and included in the accompanying consolidated statement of operations for the year ended December 31, 2015.

As at March 31, 2016, the Company's investment in Ocean Rig had a carrying value of $208,176, while the market value of the investment was $45,985. Based on the relevant guidance provided by U.S. GAAP, the Company concluded that the investment in Ocean Rig was impaired and that the impairment was other than temporary. Therefore, the investment in Ocean Rig was written down to its fair value and a loss of $162,191 was recognized and included in the accompanying consolidated statement of operations for the year ended December 31, 2016.

On April 5, 2016, the Company sold all of its shares in Ocean Rig to a subsidiary of Ocean Rig for total cash consideration of approximately $49,911 and recognized a gain of $792 as a result of the above transaction, including $343 relating to accumulated other comprehensive income which is included in the accompanying consolidated statement of operations for the year ended December 31, 2016. As of April 5, 2016, the Company no longer holds any equity interest in Ocean Rig.

The Company's equity in the losses and capital transactions of Ocean Rig was 40.4% up to April 5, 2016 and is shown in the accompanying consolidated statement of operations for the year ended December 31, 2016, as "Losses of affiliated company" amounting to a loss of $41,454.

- Heidmar

On August 29, 2017, following the closing of the Private Placement (Note 3), the Company issued 12,000,000 common shares to SPII, an entity that may be deemed to be beneficially owned by Mr. George Economou, as a consideration for the purchase of the 100% issued and outstanding equity interests of SPI, which directly holds a 49% interest in Heidmar, a global tanker pool operator. SPI is a member of Heidmar, a Delaware limited liability company that directly owns 49% of the total issued equity interests of Heidmar. The fair value of the investment as of the acquisition date was $34,000 (Note 11).

Since August 29, 2017, Heidmar is considered an affiliated entity of the Company and qualifies as an equity method investment due to Company's significant influence over Heidmar. The Company elected to account for the investment in Heidmar under the fair value option in order to mitigate volatility in income that would affect the measurement of the investment under the equity method and achieve operational simplifications. The Company's investment in Heidmar was recorded at $34,000 upon the closing of the transaction. As of December 31, 2017, no change in the fair value of Company's investment in Heidmar was identified, as determined by third-party valuator, based on a valuation method that combines (weighs) the income and the market approach method and thus, no adjustment for the investment in Heidmar to its fair value was recognized in "Losses of affiliated companies" in the accompanying consolidated statement of operations for the year ended December 31, 2017.

The Company, considering that Heidmar is not substantially similar with the peer group, assessed as appropriate the weighing between the two approaches used in the valuation to be 80% for the income approach and 20% for the market approach. Specifically, the income approach employed in the valuation exercise is based on the discounted cash flow model that incorporates unobservable in the market place inputs (Level 3 inputs). The inputs that were used in estimating Heidmar's discounted cash flows include Heidmar's weighted average cost of capital, projected charter rates based on the most recent ten year historical rates for similar vessels as adjusted for any outliers, annual increase in Heidmar's historical wages-salaries and non-compensated general and administrative expenses, the number of vessels under management with existing fixed contracts, a long term growth factor, commission rates on projected charter rates and the number of employees as a ratio of the vessels historically managed per employee.

The market approach employed in the valuation exercise incorporates findings from utilizing adjusted data in an active marketplace for identical securities (Level 2 inputs). In particular, the market approach valuation method was based on peer group of companies which were considered fairly similar and comparable and was determined using multiples of Enterprise Value ("EV") / EBITDA of those peer group companies. Furthermore, a 10% control premium was assumed in order to factor to the valuation the control/significant influence that exits in Heidmar's equity value in comparison with minority shareholdings in peer group analysis.

Finally based on market available empirical evidences and methods, a discount factor representing the lack of marketability due to Heidmar's private status was used in estimating the total fair value of Heidmar's equity.

The significant assumptions used in the fair value measurement of the Company's investment in Heidmar are: (i) the discount factor due to lack of marketability (7.5%), (ii) the projected charter rates based on the most recent ten year historical rates for similar vessels as adjusted for any outliers, (iii) the long term growth factor (2.5%), (iv) the commission rates assumed over projected charter rates (2.5%), (v) the weighted average cost of capital (11.9%), (vi) the number of vessels under management with existing fixed contracts (80 vessels) and (vii) the weighting between the two approaches (80% and 20% for the income and market approach, respectively).

A change of: (i) discount factor due to lack of marketability by 5% would result in a change of Company's investment in Heidmar by $1,858, (ii) charter rates by 10% would result in an increase and decrease of Company's investment in Heidmar by $6,199 and $6,257, respectively, (iii) long term growth factor by 1%, would result in an increase and decrease of Company's investment in Heidmar by $1,787 and $1,443, respectively, (iv) commission rates by 0.5% would result in an increase and decrease of Company's investment in Heidmar by $10,880 and $11,418 , respectively (v) weighted average cost of capital by 1% would result in an increase and decrease of Company's investment in Heidmar by $2,014 and $2,493, respectively, (vi) the number of vessels under management by 4% per year would result in an increase and decrease of Company's investment in Heidmar by $7,790 and $6,805, respectively and (vii) weighting of market versus income approach by 10% would result in a change of Company's investment in Heidmar by $428 (Note 11).